Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lot I [Member] | USD [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	5.04%	5.41%
Lot I [Member] | PEN [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	6.12%	7.21%
Lot V [Member] | USD [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	5.21%	5.29%
Lot V [Member] | PEN [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	5.69%	6.96%
Lot III [Member] | USD [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	5.62%	6.57%
Lot III [Member] | PEN [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	6.93%	8.22%
Lot IV [Member] | USD [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	5.62%	6.57%
Lot IV [Member] | PEN [Member]
Use of Judgments and Estimates (Details) - Schedule of Pre-Tax Discount Rates [Line Items]
Pre-tax discount rates	6.93%	8.22%